Exploration and Evaluation Assets - Disclosure of cash payment and consideration shares issued (Details)			1 Months Ended			12 Months Ended
	Mar. 06, 2024 CAD ($)	Mar. 06, 2024 USD ($)	Mar. 27, 2024 USD ($) Shares	Jan. 18, 2024 CAD ($)	Jan. 18, 2024 USD ($)	Apr. 30, 2024 CAD ($)	Apr. 30, 2023 CAD ($)
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets						$ 0	$ 6,396,000
Goanna Resources Sapi De Cv [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets			$ 3,075,000
Number of instruments or interests issued or issuable | Shares			5,555,555
Goanna Resources Sapi De Cv [Member] | Signing of nonbinding LOI [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets	$ 1,095,768	$ 810,000	$ 100,000	$ 135,050	$ 100,000
Goanna Resources Sapi De Cv [Member] | Signing of definitive agreement [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets			$ 0
Number of instruments or interests issued or issuable | Shares			257,937
Goanna Resources Sapi De Cv [Member] | 3 months from effective date [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets			$ 150,000
Number of instruments or interests issued or issuable | Shares			476,190
Goanna Resources Sapi De Cv [Member] | 6 months from effective date [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets			$ 275,000
Number of instruments or interests issued or issuable | Shares			535,714
Goanna Resources Sapi De Cv [Member] | 9 months from effective date [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets			$ 225,000
Number of instruments or interests issued or issuable | Shares			595,238
Goanna Resources Sapi De Cv [Member] | 12 months from effective date [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets			$ 350,000
Number of instruments or interests issued or issuable | Shares			714,286
Goanna Resources Sapi De Cv [Member] | 15 months from effective date [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets			$ 300,000
Number of instruments or interests issued or issuable | Shares			833,333
Goanna Resources Sapi De Cv [Member] | 18 months from effective date [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets			$ 375,000
Number of instruments or interests issued or issuable | Shares			952,381
Goanna Resources Sapi De Cv [Member] | 24 months from effective date [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets			$ 1,300,000
Number of instruments or interests issued or issuable | Shares			1,190,476